Cover	May 12, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2025
Entity File Number	001-35272
Entity Registrant Name	Midland States Bancorp, Inc.
Entity Central Index Key	0001466026
Entity Tax Identification Number	37-1233196
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	1201 Network Centre Drive
Entity Address, City or Town	Effingham
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62401
City Area Code	217
Local Phone Number	342-7321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	MSBI
Security Exchange Name	NASDAQ
Depositary Shares Each Representing 1slash 40th Interest In Share Of 7. 750 Fixedrate Reset Noncumulative Perpetual Preferred Stock Series A 2. 00 Par Value [Member]
Title of 12(b) Security	Depositary Shares
Trading Symbol	MSBIP
Security Exchange Name	NASDAQ